Financial Assets at Fair Value through Profit or Loss - Summary of Trading Assets (Detail) - EUR (€) € in Millions		Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Trading assets	[1]	€ 50,152	€ 116,748	[2]
Debt securities [member]
Disclosure of fair value measurement of assets [line items]
Trading assets		5,213	7,477	[2]
Equity securities [member]
Disclosure of fair value measurement of assets [line items]
Trading assets		8,898	13,666
Derivatives [member]
Disclosure of fair value measurement of assets [line items]
Trading assets		22,110	27,444
Loans and receivables [member]
Disclosure of fair value measurement of assets [line items]
Trading assets		€ 13,931	€ 68,161

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated. References relate to the accompanying notes. These are an integral part of the Consolidated financial statements. Reference is made to Note ##20FPolicies 'Accounting policies' for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.

[2]

The amounts for the period ended 31 December 2017 have been prepared in accordance with IAS 39, the adoption of IFRS 9 led to new presentation requirements for 2018; prior period amounts have not been restated Reference is m ade to Note 1 ‘Accounting policies’ for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.